UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd.
         Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     July 25, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    70

Form 13F Information Table Value Total:    $177,583 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      218     5616 SH       SOLE                        0        0     5616
AT&T INC                       COM              00206R102      391    10963 SH       SOLE                        0        0    10963
AUTOMATIC DATA PROCESSING IN   COM              053015103      448     8049 SH       SOLE                        0        0     8049
BED BATH & BEYOND INC          COM              075896100      522     8454 SH       SOLE                        0        0     8454
BRISTOL MYERS SQUIBB CO        COM              110122108      230     6400 SH       SOLE                        0        0     6400
CHEVRON CORP NEW               COM              166764100      209     1984 SH       SOLE                        0        0     1984
CONSOLIDATED EDISON INC        COM              209115104     1149    18480 SH       SOLE                        0        0    18480
DOMINION RES INC VA NEW        COM              25746U109     2927    54201 SH       SOLE                        0        0    54201
E M C CORP MASS                COM              268648102     2427    94712 SH       SOLE                        0        0    94712
EXXON MOBIL CORP               COM              30231G102      585     6838 SH       SOLE                        0        0     6838
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      420    11905 SH       SOLE                        0        0    11905
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      389    18915 SH       SOLE                        0        0    18915
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734X119      386    15810 SH       SOLE                        0        0    15810
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734X143      435    14065 SH       SOLE                        0        0    14065
GENERAL ELECTRIC CO            COM              369604103     2810   134846 SH       SOLE                        0        0   134846
GENERAL MLS INC                COM              370334104     1831    47500 SH       SOLE                        0        0    47500
HEINZ H J CO                   COM              423074103      401     7377 SH       SOLE                        0        0     7377
INTERNATIONAL BUSINESS MACHS   COM              459200101      591     3022 SH       SOLE                        0        0     3022
INTL PAPER CO                  COM              460146103     2427    83951 SH       SOLE                        0        0    83951
ISHARES INC                    MSCI THAILAND    464286624     1277    18490 SH       SOLE                        0        0    18490
ISHARES INC                    MSCI S KOREA     464286772     2679    48885 SH       SOLE                        0        0    48885
ISHARES INC                    MSCI MEX INVEST  464286822     4864    79152 SH       SOLE                        0        0    79152
ISHARES INC                    MSCI MALAYSIA    464286830     2764   193660 SH       SOLE                        0        0   193660
ISHARES SILVER TRUST           ISHARES          46428Q109      475    17840 SH       SOLE                        0        0    17840
ISHARES TR                     BARCLYS TIPS BD  464287176    51266   428285 SH       SOLE                        0        0   428285
ISHARES TR                     TRANSP AVE IDX   464287192     3168    33940 SH       SOLE                        0        0    33940
ISHARES TR                     S&P500 GRW       464287309     4257    57912 SH       SOLE                        0        0    57912
ISHARES TR                     S&P MIDCAP 400   464287507     4513    47920 SH       SOLE                        0        0    47920
ISHARES TR                     S&P NA SOFTWR    464287515     1161    18685 SH       SOLE                        0        0    18685
ISHARES TR                     S&P NA TECH FD   464287549     3385    51635 SH       SOLE                        0        0    51635
ISHARES TR                     NASDQ BIO INDX   464287556     1581    12165 SH       SOLE                        0        0    12165
ISHARES TR                     COHEN&ST RLTY    464287564     4348    55290 SH       SOLE                        0        0    55290
ISHARES TR                     CONS SRVC IDX    464287580     3415    42055 SH       SOLE                        0        0    42055
ISHARES TR                     S&P MC 400 GRW   464287606     5894    55675 SH       SOLE                        0        0    55675
ISHARES TR                     DJ US UTILS      464287697     4347    48270 SH       SOLE                        0        0    48270
ISHARES TR                     S&P MIDCP VALU   464287705     4253    52105 SH       SOLE                        0        0    52105
ISHARES TR                     DJ US INDUSTRL   464287754     1933    28450 SH       SOLE                        0        0    28450
ISHARES TR                     S&P SMLCAP 600   464287804     1265    17270 SH       SOLE                        0        0    17270
ISHARES TR                     CONS GOODS IDX   464287812     2637    36725 SH       SOLE                        0        0    36725
ISHARES TR                     DJ US INDEX FD   464287846      211     3095 SH       SOLE                        0        0     3095
ISHARES TR                     S&P SMLCP VALU   464287879     5104    68670 SH       SOLE                        0        0    68670
ISHARES TR                     S&P SMLCP GROW   464287887     4278    52990 SH       SOLE                        0        0    52990
ISHARES TR                     LARGE VAL INDX   464288109     4008    65220 SH       SOLE                        0        0    65220
ISHARES TR                     DJ HEALTH CARE   464288828     1956    30070 SH       SOLE                        0        0    30070
ISHARES TR                     DJ PHARMA INDX   464288836     5302    61215 SH       SOLE                        0        0    61215
ISHARES TR                     ZEALAND INVST    464289123     2638    91000 SH       SOLE                        0        0    91000
KELLOGG CO                     COM              487836108     1357    27500 SH       SOLE                        0        0    27500
MARRIOTT INTL INC NEW          CL A             571903202      200     5094 SH       SOLE                        0        0     5094
MICROSOFT CORP                 COM              594918104      348    11390 SH       SOLE                        0        0    11390
OGE ENERGY CORP                COM              670837103     1796    34682 SH       SOLE                        0        0    34682
ORACLE CORP                    COM              68389X105     1773    59712 SH       SOLE                        0        0    59712
PEPSICO INC                    COM              713448108      989    13998 SH       SOLE                        0        0    13998
PFIZER INC                     COM              717081103      333    14469 SH       SOLE                        0        0    14469
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     2380    37090 SH       SOLE                        0        0    37090
PROCTER & GAMBLE CO            COM              742718109      207     3385 SH       SOLE                        0        0     3385
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1324    40750 SH       SOLE                        0        0    40750
RYDEX ETF TRUST                GUG S&P500 PU GR 78355W403     2377    50510 SH       SOLE                        0        0    50510
SMUCKER J M CO                 COM NEW          832696405     1162    15391 SH       SOLE                        0        0    15391
SPDR S&P 500 ETF TR            TR UNIT          78462F103      539     3960 SH       SOLE                        0        0     3960
SUSQUEHANNA BANCSHARES INC P   COM              869099101      431    41968 SH       SOLE                        0        0    41968
UDR INC                        COM              902653104      775    29998 SH       SOLE                        0        0    29998
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512      834    15170 SH       SOLE                        0        0    15170
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1350    21735 SH       SOLE                        0        0    21735
VANGUARD INDEX FDS             GROWTH ETF       922908736     1376    20230 SH       SOLE                        0        0    20230
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      939    23520 SH       SOLE                        0        0    23520
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      694    24622 SH       SOLE                        0        0    24622
WEYERHAEUSER CO                COM              962166104     1229    54950 SH       SOLE                        0        0    54950
WISCONSIN ENERGY CORP          COM              976657106     1333    33693 SH       SOLE                        0        0    33693
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1635    30380 SH       SOLE                        0        0    30380
YUM BRANDS INC                 COM              988498101      427     6635 SH       SOLE                        0        0     6635